Finance cost	12 Months Ended
Dec. 31, 2024
Finance cost
Finance cost

C8. Finance cost

		2024	2023	2022
	Note	£m	£m	£m
Hedged interest payable on medium-term notes issued[1]		61	61	39
Interest payable on bank loans and overdrafts[1]		51	42	5
Interest payable on RCF[1]		1	3	1
Interest payable on foreign exchange swaps[2]		44	44	19
Interest payable on leases	B4	24	25	10
Amortisation of discount on provisions	A6	11	14	3
Foreign exchange loss on translation of foreign assets/liabilities		5	—	—
Fair value loss on hedge ineffectiveness		—	—	2
Total finance cost		197	189	79
1.	Interest expense on financial liabilities held at amortised cost.
2.

Interest payable on foreign exchange swaps including coupon interest payable for the year was £54m (2023: £55m). £10m has been reported in other comprehensive income due to hedge accounting (2023: £12m).